Income Taxes - Schedule of deductible temporary differences and unused tax losses (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 363,385	$ 14,776
Losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	255,635	5,898
Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	669	266
Fixed Assets, intangibles and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	84,482	0
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 22,599	$ 8,612